Other liabilities and deferred credits	12 Months Ended
Dec. 31, 2015
Other liabilities and deferred credits
Other liabilities and deferred credits

11 – Other liabilities and deferred credits

In millions	December 31,	2015	2014
Personal injury and other claims provisions (Note 16) (1)		$245	$250
Stock-based compensation liability (Note 14) (1)		63	91
Environmental provisions (Note 16) (1)		59	69
Deferred credits and other		277	294
Total other liabilities and deferred credits		$644	$704

(1)	See Note 9 – Accounts payable and other for the related current portion.